SEGMENT INFORMATION (10K) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Revenues per geographic area
Revenues per geographic area, along with relative percentages of total revenues, for the three and six months ended June 30 are summarized as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
Revenues	2015	%	2014	%	2015	%	2014	%
Domestic	$7,085	3%	$11,770	6%	$13,887	3%	$21,442	7%
International	251,912	97%	197,524	94%	539,758	97%	289,833	93%
Total	$258,997	100%	$209,294	100%	$553,645	100%	$311,275	100%

Revenues per geographic area, along with relative percentages of total revenues, for the year ended December 31, are summarized as follows:

Revenues	2014	%	2013	%
Domestic	$37,465	4%	$65,546	18%
International	826,392	96%	305,022	82%
Total	$863,857	100%	$370,568	100%

Customers with greater than 10% of total sales
Customers with greater than 10% of total sales, along with their relative percentage of all sales, for the three and six months ended June 30 are represented on the following table:

		Three Months Ended June 30,		Six Months Ended June 30,
Customers	Product	2015	2014	2015	2014
Customer A	Altrazeal®	91%	87%	92%	59%
Customer B	Altrazeal®	2%	3%	2%	28%
Total		93%	90%	94%	87%

Customers with greater than 10% of total revenues, along with their relative percentage of total revenues, for the year ended December 31 are represented on the following table:

Customers	Product	2014	2013
Customer A	Altrazeal®	80%	8%
Customer B	Altrazeal®	11%	67%
Total		91%	75%